Results from discontinued operations (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of associates [line items]
Costs	$ (62,204)	$ (59,391)	$ (49,112)
Net gain from fair value adjustment of investment properties	30,742	(37,877)	19,160
Share of profit of associates and joint ventures	(1,615)	1,494	357
Finance income	1,368	1,745	1,309
Finance cost	(21,465)	(20,248)	(24,965)
Financial results, net	(34,341)	(14,835)	(39,741)
Profit before income tax	12,515	(49,762)	(14,365)
Income tax	6,869	(4,251)	(11,135)
Profit from discontinued operations	18,085	7,140	36,441
Equity holders of the parent	14,249	(36,610)	21,047
Non-controlling interest	$ 9,482	$ (1,761)	$ 12,164
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic	$ 24.76	$ (63.68)	$ 36.58
Diluted	$ 24.62	$ (63.68)	$ 36.37
Discontinued Operations [Member]
Disclosure of associates [line items]
Revenues	$ 21,921	$ 26,148	$ 175,194
Costs	(17,950)	(17,336)	(127,564)
Gross profit	3,971	8,812	47,630
Net gain from fair value adjustment of investment properties		3,990	5,529
General and administrative expenses	(1,198)	(1,212)	(3,299)
Selling expenses	(977)	(1,049)	(32,990)
Other operating results, net	17,554	250	24,894
Profit from operations	19,350	10,791	41,764
Share of profit of associates and joint ventures	150	289	320
Profit before financial results and income tax	19,500	11,080	42,084
Finance income	191	460	466
Finance cost	(1,720)	(2,651)	(2,901)
Other financial results	115	(24)	(102)
Financial results, net	(1,414)	(2,215)	(2,537)
Profit before income tax	18,086	8,865	39,547
Income tax	(1)	(1,725)	(3,106)
Profit from discontinued operations	18,085	7,140	36,441
Equity holders of the parent	10,107	2,466	24,470
Non-controlling interest	$ 7,978	$ 4,674	$ 11,971
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic	$ 17.58	$ 4.29	$ 42.52
Diluted	$ 17.44	$ 4.26	$ 42.29